Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001760026
Amendment Flag	true
Document Type	POS AM
Entity Registrant Name	Regenerative Medical Technology Group Inc.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	On January 2, 2024, we filed with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-1 (File No. 333-276343) (the “Registration Statement”), to register for resale by the selling shareholder, the offer and sale of up 5,000,000 shares of common stock. The Registration Statement was declared effective by the SEC on January 10, 2024. On August 22, 2024, we filed with the SEC a post-effective amendment to the Registration Statement.This Post-Effective Amendment No. 2 (the “Post Effective Amendment”) to the Registration Statement is being filed pursuant to the undertakings in the Registration Statement to update and supplement the information contained in the Registration Statement, which was previously declared effective by the SEC. No additional securities are being registered under this Post Effective Amendment. All applicable registration fees were paid at the time of the Registration Statement.This Post Effective Amendment is being filed to (i) update the contents of the prospectus contained in the Registration Statement pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, in respect of the continuous offering pursuant to Rule 415 of shares of our common stock, (ii) incorporate certain information from our Annual Report on Form 10-K for the year ended December 31, 2024 that was filed with the SEC on April 15, 2025, and (iii) incorporate certain information from our Form 10-Q for the three months ended March 31, 2025, filed with the SEC on May 20, 2025.